BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	Jan. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jan. 19, 2011	Mar. 18, 2003
Business, Basis of Presentation Details
Percent of post-acquisition outstanding common stock of DML received by shareholders of El Capitan Delaware (in Percent)									85.00%
Percent of outstanding common stock of El Capitan Delaware owned by the Company (in Percent)			100.00%				100.00%
Prior to Jan. 19, 2011, percent of outstanding common stock of El Capitan, Ltd. owned by El Capitan Delaware (in Percent)								40.00%
Percent of outstanding common stock of El Capitan Ltd. acquired by the Company pursuant to the G&M merger (in Percent)								60.00%
Pursuant to merger, each share of G&M common and preferred stock outstanding was exchanged for approximately the number of shares of common stock of the Company (Per Share)								$ 1.414156
Aggregate number of shares of the Company's common stock issued to former G&M stockholders								148,127,043
Post-merger, El Capitan, Ltd. became a wholly owned subsidiary of the Company			100.00%				100.00%	100.00%
Post-merger, G&M became a wholly owned subsidiary of the Company			100.00%				100.00%	100.00%
Post-merger, percent of El Capitan Property site owned by the Company			100.00%				100.00%	100.00%
Recognized stock-based administrative compensation aggregating		$ 124,574	$ 525,704			$ 377,379	$ 509,604
Stock-based compensation paid to non -employee consultants aggregating			237,550				849,625
Exploration property acquisition costs, capitalized		1,864,608	1,864,608				1,864,608
Antidilutive options were excluded			$ 10,387,500				$ 7,900,000
Antidilutive warrants were excluded			4,861,344	0			0
Gain on settlement of accounts payable.		0	$ 0			$ 0	$ (53,252)
Revenue generated during the period			0				0
Material items of other comprehensive income			0				$ 0
Restricted cash consists of two certificates of deposits in favor of New Mexico Minerals and Mining Division		74,500	74,497
Restricted cash amount increased with the issuance of the expanded mining permit during the period		59,495	59,495
The Company has incurred a loss for the year		554,798	2,843,473
Working capital deficit		1,478,962	$ 2,081,966
Company secured a working capital loan to assist in bridging into mining operations	$ 156,000	$ 92,000		$ 100,000	$ 200,000